SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 20, 2022 segment	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SEGMENT INFORMATION
Number of reportable segments | segment		1	1
Number of operating segments | segment	4	4	4
Net revenues		¥ 77,776,932	$ 10,954,652	¥ 60,668,779	¥ 80,752,439
Material costs, property leasing costs, commission and compensation costs:		(51,303,873)		(41,915,394)	(58,133,203)
Contribution		26,473,059		18,753,385	22,619,236
Existing home transaction services
SEGMENT INFORMATION
Net revenues		27,954,135		24,123,703	31,947,953
Material costs, property leasing costs, commission and compensation costs:		(14,762,910)		(14,510,838)	(20,123,501)
Contribution		13,191,225		9,612,865	11,824,452
New home transaction services
SEGMENT INFORMATION
Net revenues		30,575,778		28,650,374	46,472,378
Material costs, property leasing costs, commission and compensation costs:		(22,455,253)		(21,886,020)	(37,525,240)
Contribution		8,120,525		6,764,354	8,947,138
Home renovation and furnishing
SEGMENT INFORMATION
Net revenues		10,850,497		5,046,627	197,452
Material costs, property leasing costs, commission and compensation costs:		(7,705,325)		(3,562,068)	(195,869)
Contribution		3,145,172		1,484,559	1,583
Emerging and other services
SEGMENT INFORMATION
Net revenues		8,396,522		2,848,075	2,134,656
Material costs, property leasing costs, commission and compensation costs:		(6,380,385)		(1,956,468)	(288,593)
Contribution		¥ 2,016,137		¥ 891,607	¥ 1,846,063